Leases - Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Payments	$ (2,866)	$ (5,527)	$ (301)
Analyzed into:
Current portion	1,464	1,027
Non-current portion	1,909	5,058
Lease liabilities [member]
Disclosure Of Detailed Information About Lease Liabilities [Line Items]
Carrying amount, lease liabilities	6,085	4,317
Increase	491	6,840
Lease modification	(928)
Accretion of interest recognised during the year	195	199
Payments	(2,797)	(5,255)
Exchange realignment	327	(16)	(13)
Carrying amount, lease liabilities	3,373	6,085	4,317
Analyzed into:
Current portion	1,464	1,027
Non-current portion	1,909	5,058
Carrying amount, lease liabilities	$ 3,373	$ 6,085	$ 4,317